UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03639
Morgan Stanley Mid Cap Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: September 30, 2008
Date of reporting period: June 30, 2008
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments June 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.5%)
	Air Freight/Couriers (4.3%)
174,110	C.H. Robinson Worldwide, Inc.	$9,548,192
160,959	Expeditors International of Washington, Inc.	6,921,237

		16,469,429

	Alternative Power Generation (1.3%)
188,683	Covanta Holding Corp.(a)	5,035,949

	Apparel/Footwear (1.3%)
172,276	Coach, Inc. (a)	4,975,331

	Apparel/Footwear Retail (3.1%)
133,018	Abercrombie & Fitch Co. (Class A)	8,337,568
122,271	Luluemon Athletica Inc. (Canada) (a)	3,553,195

		11,890,763

	Biotechnology (6.7%)
102,383	Gen-Probe Inc. (a)	4,861,145
139,964	Illumina, Inc. (a)	12,192,264
112,563	Techne Corp. (a)	8,711,251

		25,764,660

	Broadcasting (1.4%)
233,137	Grupo Televisa S.A. (ADR) (Mexico)	5,506,696

	Casino/Gaming (3.6%)
45,336	Penn National Gaming, Inc. (a)	1,457,552
151,989	Wynn Resorts, Ltd. (a)	12,364,305

		13,821,857

	Chemicals: Major Diversified (1.8%)
322,955	Nalco Holding Co. (a)	6,830,498

	Construction Materials (3.0%)
84,604	Martin Marietta Materials, Inc.	8,764,128
52,953	Texas Industries, Inc.	2,972,252

		11,736,380

	Engineering & Construction (0.8%)
99,536	Aecom Technology Corp. (a)	3,237,906

	Finance/Rental/Leasing (2.2%)
458,414	Redecard SA (Brazil)	8,469,979

	Financial Conglomerates (4.6%)
193,896	Brookfield Asset Management Inc. (Class A) (Canada)	6,309,376
246,310	Leucadia National Corp. (a)	11,561,791

		17,871,167

	Financial Publishing/Services (2.1%)
112,590	Morningstar, Inc. (a)	8,109,858

	Gas Distributors (1.9%)
102,271	Questar Corp.	7,265,332

	Home Building (2.1%)
155,834	Gafisa S.A. (ADR) (Brazil) (a)	5,356,019
5,713	NVR, Inc. (a)	2,856,957

		8,212,976

	Home Furnishings (0.7%)
44,422	Mohawk Industries, Inc. (a)	2,847,450

NUMBER OF
SHARES		VALUE
	Hotels/Resorts/Cruiselines (1.7%)
100,966	Choice Hotels International, Inc.	2,675,599
153,188	Marriott International, Inc. (Class A)	4,019,653

		6,695,252

	Information Technology Services (1.0%)
172,876	Teradata Corp.	4,000,351

	Internet Retail (1.7%)
140,812	Ctrip.com International Ltd. (ADR) (Cayman Islands)	6,446,373

	Internet Software/Services (8.6%)
114,017	Akamai Technologies, Inc. (a)	3,966,651
33,693	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	10,544,561
52,153	Equinix Inc. (a)	4,653,091
24,811	NHN Corp. (a)	4,328,672
1,244,600	Tencent Holdings Ltd. (Cayman Islands)	9,625,109

		33,118,084

	Investment Banks/Brokers (1.4%)
46,245	IntercontinentalExchange, Inc.(a)	5,271,930

	Investment Managers (1.0%)
216,021	Calamos Asset Management Inc. (Class A)	3,678,838

	Investment Trusts/Mutual Funds (1.6%)
372,983	Aeroplan Income Fund + (Units) (Canada)++	6,309,657

	Media Conglomerates (1.3%)
236,354	Discovery Holding Company (Class A) (a)	5,190,334

	Medical Specialties (2.5%)
14,665	Intuitive Surgical, Inc. (a)	3,950,751
156,374	Mindray Medical Intl Ltd — ADR	5,835,878

		9,786,629

	Miscellaneous Commercial Services (4.0%)
123,189	Corporate Executive Board Co. (The)	5,180,097
274,680	GLG Partners, Inc. (a)	2,142,504
119,148	IHS Inc. (Class A) (a)	8,292,701

		15,615,302

	Oil & Gas Production (15.3%)
91,758	Continental Resources Inc.	6,360,665
66,088	Range Resources Corp.	4,331,408
431,307	Southwestern Energy Co. (a)	20,534,526
283,658	Ultra Petroleum Corp. (Canada) (a)	27,855,216

		59,081,815

	Other Consumer Services (4.7%)
2,997,900	Alibaba.Com. Ltd.(Cayman Islands) (a)++	4,229,299
53,726	New Oriental Education & Technology Group, Inc. (ADR) (Cayman Islands) (a)	3,138,673
60,980	Priceline.com Inc. (a)	7,040,751
18,584	Strayer Education, Inc.	3,885,357

		18,294,080

	Other Metals/Minerals (1.4%)
82,025	Intrepid Potash Inc.	5,395,605

	Other Transportation (0.9%)
115,463	Grupo Aeroportuario del Pacifico SA de CV (ADR) (Mexico)	3,391,148

	Packaged Software (1.8%)
100,664	Salesforce.com Inc. (a)	6,868,305

	Personnel Services (0.9%)
169,127	Monster Worldwide Inc. (a)	3,485,707

NUMBER OF
SHARES		VALUE
	Property — Casualty Insurers (1.0%)
11,508	Alleghany Corp. (a)	3,821,185

	Real Estate Development (1.1%)
132,585	Forest City Enterprises, Inc. (Class A)	4,271,889

	Restaurants (1.8%)
445,816	Starbucks Corp. (a)	7,017,144

	Wholesale Distributors (1.7%)
2,170,000	Li & Fung Ltd. (Bermuda)++	6,540,126

	Wireless Telecommunications (1.5%)
124,501	NII Holdings Inc. (a)	5,912,552

	TOTAL COMMON STOCKS
	(Cost $358,839,890)	378,238,537

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (b) (2.6%)
	Investment Company
10,066	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class		10,066,452

	(Cost $10,066,452)

	TOTAL INVESTMENTS
	(Cost $368,906,342) (c)	100.1%	388,304,989
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(296,971)

	NET ASSETS	100.0%	$388,008,018

ADR	American Depositary Receipt.

+	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

++	Security trades on a Hong Kong exchange.

(a)	Non-income producing security.

(b)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT: CERTIFICATION

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Mid Cap Growth Fund
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2008

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